Related Party Transactions - Additional Information (Detail)		3 Months Ended		12 Months Ended			46 Months Ended	57 Months Ended	59 Months Ended
	Feb. 15, 2019	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020 Year	Apr. 02, 2020 $ / shares	Apr. 04, 2019 $ / shares	Apr. 11, 2018 $ / shares	Apr. 06, 2018 $ / shares	Jan. 22, 2018 $ / shares	Dec. 31, 2017	Feb. 29, 2016	Feb. 16, 2016 USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 3,133,000	$ 4,284,000	$ 13,350,000	$ 16,296,000	$ 22,355,000
Maximum Percentage Of Fees And Expenses Associated With Acquisition				6.00%	6.00%	6.00%
Maximum percentage of dealer manager fee				3.00%
Percentage Of Dealer Manager Fee				1.00%
Minimum Investment Rate By Officer EVP															5.00%
Maximum Investment Rate By Officer EVP															15.00%
Stock Issued During Period, Value, New Issues					$ 88,715,000	$ 255,252,000
Stock Issued During Period, Shares, New Issues | shares					8,884,165	25,537,018
Share Price | $ / shares										$ 9.54	$ 9.54		$ 9.65
Common Class I [Member]
Related Party Transaction [Line Items]
Maximum percentage of dealer manager fee							1.50%	1.50%
Share Price | $ / shares												$ 9.65		$ 9.21
Advisor [Member]
Related Party Transaction [Line Items]
Asset Management Fee Percent				0.80%
Percentage Of Dealer Manager Fee	2.00%			2.00%
Acquisition Fee Of Contract Purchase Price For Property Acquired				4.50%
Base Acquisition Fee For Property Acquired		2.25%		2.25%
Contingent Advisor Payment Fee				2.25%	2.25%
Minimum Condition Contingent Advisor Payment																	$ 7,500,000
Imputed Leverage On Equity Raise Percentage As Basis Of Acquisition Fee				50.00%
Percentage Of Property Management Oversight Fees									1.00%
Percentage Of Property Oversight Fees Gross Monthly Cash Receipts									1.50%
Percentage Of Property Management Oversight Fees Multiple Tenants									1.50%
Minimum Percentage Of Lease Fees									3.00%
Maximum Percentage Of Lease Fees									6.00%
Maximum Percentage Of Construction Management Fees									5.00%
Number Of Consecutive Fiscal Quarter For Reimbursement Measurement | Year									4
Condition One Percentage Of Operating Expenses Of Average Invested Asset									2.00%
Condition Two Percentage Of Operating Expense Of Net Income									25.00%
Disposition Fee As Percentage Of Contract Sales Price									2.00%
Disposition Fee As Percentage Of Customary Competitive Real Estate Commission									50.00%
Maximum Percentage Of Disposition Fees									6.00%
Jeffrey T. Hanson, Danny Prosky, and Mathieu B. Streiff [Member]
Related Party Transaction [Line Items]
Investment Rate By Officer																100.00%
Development Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 24,000	0	$ 87,000	$ 34,000	$ 6,000
Asset Management [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		2,454,000	2,411,000	9,732,000	8,276,000	4,975,000
Property Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		365,000	349,000	1,454,000	1,220,000	746,000
Lease Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		41,000	51,000	333,000	83,000	94,000
Construction Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		23,000	23,000	99,000	155,000	28,000
Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		45,000	43,000	$ 159,000	$ 132,000	$ 65,000
Percentage Of Operating Expenses Of Average Invested Assets				1.20%	1.20%	1.20%
Percentage Of Operating Expenses Of Net Income				38.10%	37.20%	28.30%
Executive Officer [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues					$ 34,000	$ 1,078,000
Stock Issued During Period, Shares, New Issues | shares					3,346	113,658
Subordinated Distribution Of Net Sales Proceeds [Member]
Related Party Transaction [Line Items]
Percentage Of Distribution of Net Proceeds From Sale Of Properties								15.00%
Annual Cumulative Non Compounded Return On Gross Proceeds From Sale Of Shares of our common stock								6.00%
Subordinated Distribution Upon Listing [Member]
Related Party Transaction [Line Items]
Percentage Of Distribution of Net Proceeds From Sale Of Properties								15.00%
Annual Cumulative Non Compounded Return On Gross Proceeds From Sale Of Shares of our common stock								6.00%
Subordinated Distribution Upon Termination [Member]
Related Party Transaction [Line Items]
Percentage Of Distribution of Net Proceeds From Sale Of Properties								15.00%
Annual Cumulative Non Compounded Return On Gross Proceeds From Sale Of Shares of our common stock								6.00%
Contingent Advisor Payment Incurred [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				$ 20,982,000	$ 20,982,000
Base Acquisition Fee For Property Acquired						2.25%
Contingent Advisor Payment Incurred [Member] | Dealer manager fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate					1,687,000	$ 4,878,000
Contingent Advisor Payment Incurred [Member] | Other organizational and offering expenses [Member]
Related Party Transaction [Line Items]
Due to Affiliate					114,000	1,465,000
Base Acquisition Fee Paid [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				1,485,000	4,595,000	$ 10,096,000
Base Acquisition Fee For Property Acquired						2.25%
Base Acquisition Fee and Reimbursement of Acquisition Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 181,000	$ 1,407,000	$ 1,000	$ 0	$ 2,000